Cover	Nov. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-40796
Entity Registrant Name	WINVEST ACQUISITION CORP.
Entity Central Index Key	0001854463
Entity Tax Identification Number	86-2451181
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 Cambridgepark Drive
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(617)
Local Phone Number	658-3094
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock, one redeemable Warrant, and one right
Title of 12(b) Security	Units, each consisting of one share of Common Stock, one redeemable Warrant, and one right
Trading Symbol	WINVU
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	WINV
Warrants to acquire 1/2 of a share of Common Stock
Title of 12(b) Security	Warrants to acquire 1/2 of a share of Common Stock
Trading Symbol	WINVW
Rights to acquire one-fifteenth of one share of Common Stock
Title of 12(b) Security	Rights to acquire one-fifteenth of one share of Common Stock
Trading Symbol	WINVR